The Wright EquiFund Equity Trust
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260


                                  CERTIFICATION



         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright EquiFund Equity Trust (1933 Act File No. 33-30085) certifies (a) that the forms of combined prospectus and statement of additional information dated May 1, 1997, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 13 "Amendment No. 13") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 13 was filed electronically with the Commission (Accession No. 0000853255-97-000006) on April 29, 1997.

                           Wright EquiFund-Australasia
                             Wright EquiFund-Austria
                       Wright EquiFund-Belgium/Luxembourg
                             Wright EquiFund-Britain
                             Wright EquiFund-Canada
                             Wright EquiFund-France
                             Wright EquiFund-Germany
                            Wright EquiFund-Hong Kong
                             Wright EquiFund-Ireland
                              Wright EquiFund-Japan
                             Wright EquiFund-Mexico
                           Wright EquiFund-Netherlands
                             Wright EquiFund-Nordic
                           Wright EquiFund-Switzerland
                          Wright EquiFund-United States
                             Wright EquiFund-Global
                          Wright EquiFund-International


THE WRIGHT EQUIFUND EQUITY TRUST



By:      /S/ ERIC G. WOODBURY
         Eric G. Woodbury
         Assistant Secretary

Date:  May 2, 1997